Operations, Restatement of Prior Years' Financial Statements (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Adjusted consolidated statement of profit or loss [Abstract]
Profit for the year	R$ (119,610)	R$ 105,309
Previously Reported [Member]
Adjusted consolidated statement of profit or loss [Abstract]
Profit for the year		134,540
Operation Descarte, Payments to Suppliers [Member]
Adjusted consolidated statement of profit or loss [Abstract]
Profit for the year		(29,231)
Corresponding Adjustment to Amortization Expenses on Written-off Property, Plant and Equipment Above [Member]
Adjusted consolidated statement of profit or loss [Abstract]
Profit for the year		(577)
Tax Impacts Identified During the Investigation [Member]
Adjusted consolidated statement of profit or loss [Abstract]
Profit for the year		(28,654)
General and Administrative Expenses [Member]
Adjusted consolidated statement of profit or loss [Abstract]
Profit for the year		(14,300)
Finance Expenses [Member]
Adjusted consolidated statement of profit or loss [Abstract]
Profit for the year		(8,128)
Other Operating Expenses, Net [Member]
Adjusted consolidated statement of profit or loss [Abstract]
Profit for the year		R$ (6,226)